Earnings per share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings per share
Schedule of basic earnings per share
	06.30.2026	06.30.2025	06.30.2024
Profit for the year attributable to equity holders of the parent	177,256	128,400	169,867
Weighted average number of common shares outstanding	657	603	592
Basic earnings per share	269.68	212.90	286.74

Schedule of diluted earnings per share
	06.30.2026	06.30.2025	06.30.2024
Profit for the year per share attributable to equity holders of the parent	177,256	128,400	169,867
Weighted average number of common shares outstanding	657	662	702
Diluted earnings per share	269.68	193.93	242.06

Reconciliation of weighted average number of ordinary shares outstanding to diluted weighted average number of ordinary shares
	06.30.2026	06.30.2025	06.30.2024
Weighted average number of shares outstanding	657	603	592
Concepts that affect dilution (i)	-	59	110
Weighted average number of common shares diluted	657	662	702